Schedule of Earnings/(Loss) Per Share (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings Per Share [Abstract]
Loss after income tax expense for the half-year	$ (9,194,540)	$ (5,903,451)	$ (11,571,240)	$ 34,402,821
Non-controlling interest	51,229	45,564	87,149	281,733
(Loss)/profit after income tax	$ (9,143,311)	$ (5,857,887)	$ (11,484,091)	$ 34,684,554
Weighted average number of ordinary shares used in calculating basic earnings per share	210,889,961	184,228,086	198,945,248	176,847,043
Options outstanding		28,510,727		12,150,000
Weighted average number of ordinary shares used in calculating diluted earnings per share	210,889,961	215,138,813	198,945,248	188,997,043
Basic (loss) per share	$ (0.04)	$ (0.03)	$ (0.06)	$ 0.20
Diluted (loss) per share	$ (0.04)	$ (0.03)	$ (0.06)	$ 0.18
Loss after income tax	$ (9,194,540)	$ (5,903,451)
Loss after income tax	$ (9,143,311)	$ (5,857,887)	$ (11,484,091)	$ 34,684,554
Performance rights		2,400,000